Basis of Preparation of the Unaudited Interim Consolidated Financial Statements	6 Months Ended
Jun. 30, 2021
Disclosure of basis of preparation of financial statements [text block] [Abstract]
BASIS OF PREPARATION OF THE UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS
NOTE 2:	BASIS OF PREPARATION OF THE UNAUDITED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

a.	The condensed consolidated financial information of the Company as of June 30, 2021 and 2020, and for the respective interim periods of three months then ended (“interim financial information”) has been prepared in accordance with IAS 34, “Interim Financial Reporting” (“IAS 34”) and includes the additional disclosure requirements in accordance with Chapter D of the Israeli Securities Regulations (Periodic and Immediate Reports), 1970. This interim financial information does not contain all the information and disclosures that are required in the framework of the annual financial statements. This interim financial information should be read in conjunction with the annual financial statements for 2020 and the accompanying notes which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board, and included the additional disclosure requirements in accordance with the Israeli Securities Regulations (Annual Financial Statements), 2010.

b.	Estimates - the preparation of the interim consolidated financial statements requires the Company’s management to make judgments and to use accounting estimates and assumptions that have an effect on the application of the Company’s accounting policies and on the reported amounts of assets, liabilities and expenses. Actual results could differ from those estimates.

In the preparation of these interim consolidated financial statements, the significant judgment exercised by management in applying the Company’s accounting policies and the uncertainties involved in the key sources of the estimates were identical to those in the annual consolidated financial statements for the year ended December 31, 2020.